Filed under Rule 497(e)
Registration No. 033-06502

SunAmerica Income Funds

AIG Flexible Credit Fund

Class A, Class C, Class W

(the “Fund”)

Supplement dated December 18, 2017, to the Fund’s Prospectus dated July 28, 2017, as supplemented and amended to date

Effective December 7, 2017, pursuant to an Advisory Fee Waiver Agreement, SunAmerica Asset Management, LLC (“SunAmerica”) has contractually agreed to waive a portion of its fees payable by the Fund through July 31, 2019. Additionally, the Board of Trustees approved a Subadvisory Fee Waiver Agreement by and between SunAmerica and Newfleet Asset Management, LLC (“Newfleet”), the Fund’s subadviser, with respect to the Fund. Effective December 7, 2017, pursuant to the Subadvisory Fee Waiver Agreement, Newfleet has contractually agreed to waive a portion of its fees payable by SunAmerica, with respect to the Fund, through July 31, 2019. Accordingly, the following changes to the Prospectus are effective as of December 7, 2017:

In the section entitled “Fund Highlights: AIG Flexible Credit Fund – Fees and Expenses of the Fund,” the table under the heading “Shareholder Fees” is deleted in its entirety and replaced with the following:

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class W
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the amount redeemed or original purchase cost)(1)	None	1.00%	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None	None
Redemption Fee	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C	Class W
Management Fees	0.74%	0.74%	0.74%
Distribution and/or Service (12b-1) Fees	0.35%	1.00%	None
Other Expenses	0.34%	0.33%	0.47%

Total Annual Fund Operating Expenses Before Fee Waivers and/or Expense Reimbursements	1.43%	2.07%	1.21%

Fee Waivers and/or Expense Reimbursements(2)(3)	0.38%	0.38%	0.38%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements(2)(3)	1.05%	1.69%	0.83%

(1)	Purchases of Class A shares of $1 million or more will be subject to a contingent deferred sales charge (“CDSC”) on redemptions made within two years of purchase. The CDSC on Class C shares applies only if shares are redeemed within twelve months of their purchase. See pages 19-21 of the Prospectus for more information about the CDSCs.

(2)	Pursuant to an Advisory Fee Waiver Agreement, effective December 7, 2017, SunAmerica is contractually obligated to waive its management fee with respect to the Fund so that the management fee payable by the Fund to SunAmerica equals 0.36% of average daily net assets. This agreement will continue in effect until July 31, 2019, unless terminated by the Board of the Trust, including a majority of the trustees of the Board who are not “interested persons” of the Trust as defined in the 1940 Act.

(3)	The expense table has been restated to reflect the Advisory Fee Waiver Agreement as if it had been in effect for the fiscal year ended March 31, 2017.

In addition, the “Example” is deleted in its entirety and replaced with the following:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and that all fee waivers and/or reimbursements remain in place through July 31, 2019. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$577	$870	$1,185	$2,076
Class C Shares	272	612	1,079	2,370
Class W Shares	85	346	628	1,432

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$577	$870	$1,185	$2,076
Class C Shares	172	612	1,079	2,370
Class W Shares	85	346	628	1,432

In the section entitled “Fund Management – Adviser,” the fourth paragraph is deleted in its entirety and replaced with the following:

Pursuant to an Expense Limitation Agreement, SunAmerica has contractually agreed to waive fees and/or reimburse expenses for certain classes of the Funds in the amounts set forth in the Funds’ SAI. In addition, with respect to the U.S. Government Securities Fund, any waivers and/or reimbursements made by SunAmerica with respect to the Fund are subject to recoupment by SunAmerica within the two years after the occurrence of the waiver and/or reimbursement, provided that the Fund is able to effect such payment to SunAmerica and remain in compliance with the foregoing expense limitations. Pursuant to an Advisory Fee Waiver Agreement, effective December 7, 2017, through July 31, 2019, SunAmerica has contractually agreed to waive its management fee with respect to the Flexible Credit Fund so that the management fee payable by the Flexible Credit Fund to SunAmerica equals 0.36% of average daily net assets.

In the section entitled “Fund Management – Adviser,” the following is added to the sixth paragraph:

Pursuant to a Subadvisory Fee Waiver Agreement, effective December 7, 2017, through July 31, 2019, Newfleet has contractually agreed to waive its subadvisory fee with respect to the Flexible Credit Fund so that the subadvisory fee payable by SunAmerica to Newfleet equals 0.14% of average daily net assets.

Capitalized terms used but not defined herein shall have the meanings assigned to them by the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

SUP1_S5118IF_7-17

2

Filed under Rule 497(e)
Registration No. 033-06502

SunAmerica Income Funds

AIG Flexible Credit Fund

Class A, Class C, Class W

(the “Fund”)

Supplement dated December 18, 2017, to the Fund’s Statement of Additional Information

dated July 28, 2017, as supplemented and amended to date

In the section entitled “Adviser, Subadviser, Personal Securities Trading, Distributor and Servicing Agent – The Adviser,” the following is added on page 39 under the advisory fee rate table:

Effective December 7, 2017, SunAmerica has contractually agreed to waive its management fee with respect to the Flexible Credit Fund so that the management fee payable by the Flexible Credit Fund to SunAmerica equals 0.36% of average daily net assets. The Advisory Fee Waiver Agreement is effective through July 31, 2019, unless terminated by the Board, including a majority of the Disinterested Trustees.

In the section entitled “Adviser, Subadviser, Personal Securities Trading, Distributor and Servicing Agent – The Adviser,” the following is added on page 40 to the paragraph describing the subadvisory services provided by Newfleet:

Effective December 7, 2017, Newfleet has contractually agreed to waive its subadvisory fee with respect to the Flexible Credit Fund so that the subadvisory fee payable by SunAmerica to Newfleet equals 0.14% of average daily net assets. The Subadvisory Fee Waiver Agreement is effective through July 31, 2019, unless terminated by the Board, including a majority of the Disinterested Trustees.

Capitalized terms used but not defined herein shall have the meanings assigned to them by the SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

SUP1_IFSAI_7-17

Filed under Rule 497(e)
Registration No. 033-06502

SunAmerica Income Funds

AIG Flexible Credit Fund

Class T

(the “Fund”)

Supplement dated December 18, 2017, to the Fund’s Prospectus dated July 28, 2017, as supplemented and amended to date

Effective December 7, 2017, pursuant to an Advisory Fee Waiver Agreement, SunAmerica Asset Management, LLC (“SunAmerica”) has contractually agreed to waive a portion of its fees payable by the Fund through July 31, 2019. Additionally, the Board of Trustees approved a Subadvisory Fee Waiver Agreement by and between SunAmerica and Newfleet Asset Management, LLC (“Newfleet”), the Fund’s subadviser, with respect to the Fund. Effective December 7, 2017, pursuant to the Subadvisory Fee Waiver Agreement, Newfleet has contractually agreed to waive its fees payable by SunAmerica, with respect to the Fund, through July 31, 2019. Accordingly, the following changes to the Prospectus are effective as of December 7, 2017:

In the section entitled “Fund Highlights: AIG Flexible Credit Fund – Fees and Expenses of the Fund,” the table under the heading “Annual Fund Operating Expenses” is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class T
Management Fees	0.74%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses(1)	0.87%

Total Annual Fund Operating Expenses Before Fee Waivers and/or Expense Reimbursements	1.86%

Fee Waivers and/or Expense Reimbursements(2)(3)	0.51%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements(2)(3)	1.35%

(1)	Other expenses are based on estimated amounts for the current fiscal year.

(2)	Pursuant to an Advisory Fee Waiver Agreement, effective December 7, 2017, SunAmerica is contractually obligated to waive its management fee with respect to the Fund so that the management fee payable by the Fund to SunAmerica equals 0.36% of average daily net assets. This agreement will continue in effect indefinitely, unless terminated by the Board of the Trust, including a majority of the trustees of the Board who are not “interested persons” of the Trust as defined in the 1940 Act.

(3)	The expense table has been restated to reflect the Advisory Fee Waiver Agreement as if it had been in effect for the fiscal year ended March 31, 2017.

In addition, the “Example” is deleted in its entirety and replaced with the following:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and that all fee waivers and/or reimbursements remain in place through July 31, 2019. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

	1 Year	3 Years
Class T Shares	$137	$535

In the section entitled “Fund Management – Adviser,” the fourth paragraph is deleted in its entirety and replaced with the following:

Pursuant to an Expense Limitation Agreement, SunAmerica has contractually agreed to waive fees and/or reimburse expenses for certain classes of the Funds in the amounts set forth in the Funds’ SAI. In addition, with respect to the U.S. Government Securities Fund, any waivers and/or reimbursements made by SunAmerica with respect to the Fund are subject to recoupment by SunAmerica within the two years after the occurrence of the waiver and/or reimbursement, provided that the Fund is able to effect such payment to SunAmerica and remain in compliance with the foregoing expense limitations. Pursuant to an Advisory Fee Waiver Agreement, effective December 7, 2017, through July 31, 2019, SunAmerica has contractually agreed to waive its management fee with respect to the Flexible Credit Fund so that the management fee payable by the Flexible Credit Fund to SunAmerica equals 0.36% of average daily net assets.

In the section entitled “Fund Management – Adviser,” the following is added to the sixth paragraph:

Pursuant to a Subadvisory Fee Waiver Agreement, effective December 7, 2017, through July 31, 2019, Newfleet has contractually agreed to waive its subadvisory fee with respect to the Flexible Credit Fund so that the subadvisory fee payable by SunAmerica to Newfleet equals 0.14% of average daily net assets.

Capitalized terms used but not defined herein shall have the meanings assigned to them by the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

SUP1_INCTPRO_7-17

2

Filed under Rule 497(e)
Registration No. 033-06502

SunAmerica Income Funds

AIG Flexible Credit Fund

Class T

(the “Fund”)

Supplement dated December 18, 2017, to the Fund’s Statement of Additional Information

dated July 28, 2017, as supplemented and amended to date

In the section entitled “Adviser, Subadviser, Personal Securities Trading, Distributor and Servicing Agent – The Adviser,” the following is added on page 39 under the advisory fee rate table:

Effective December 7, 2017, SunAmerica has contractually agreed to waive its management fee with respect to the Flexible Credit Fund so that the management fee payable by the Flexible Credit Fund to SunAmerica equals 0.36% of average daily net assets. The Advisory Fee Waiver Agreement is effective through July 31, 2019, unless terminated by the Board, including a majority of the Disinterested Trustees.

In the section entitled “Adviser, Subadviser, Personal Securities Trading, Distributor and Servicing Agent – The Adviser,” the following is added on page 39 to the paragraph describing the subadvisory services provided by Newfleet:

Effective December 7, 2017, Newfleet has contractually agreed to waive its subadvisory fee with respect to the Flexible Credit Fund so that the subadvisory fee payable by SunAmerica to Newfleet equals 0.14% of average daily net assets. The Subadvisory Fee Waiver Agreement is effective through July 31, 2019, unless terminated by the Board, including a majority of the Disinterested Trustees.

Capitalized terms used but not defined herein shall have the meanings assigned to them by the SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

SUP1_IFTSAI_7-17